Net Loss per Share Attributable to Common Stockholders - Dilutive securities excluded from computation of diluted net loss per share (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Net Loss per Share Attributable to Common Stockholders
Total dilutive securities	$ 5,660,107	$ 1,996,504	$ 2,420,491	$ 2,284,674
Options, RSUs, and grants
Net Loss per Share Attributable to Common Stockholders
Total dilutive securities	642,927	718,351	744,373	555,581
Warrant [Member]
Net Loss per Share Attributable to Common Stockholders
Total dilutive securities	$ 5,017,180	$ 1,278,153	$ 1,676,118	$ 1,729,093